UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number   811-1653
                                   ------------


           IDS Life Variable Annuity Fund A (Individual and Employer)
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


     200 AXP Financial Center, Minneapolis, Minnesota                55474
--------------------------------------------------------------------------------
         (Address of principal executive offices)                 (Zip code)


     Mary Ellyn Minenko - 50607 AXP Financial Center, Minneapolis, MN 55474
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 671-3678
                                                    -----------------

Date of fiscal year end:     12/31
                         --------------
Date of reporting period:    6/30
                         --------------

Item 1. Reports to Shareholders.

(logo)
American
  Express
 Annuities
                           IDS Life Variable Annuity
                           Fund A

Invests in a wide range of securities with the objective of long-term capital appreciation for contract owners.

                                                          2003 SEMIANNUAL REPORT
                                                                   June 30, 2003

(logo)
AMERICAN
 EXPRESS

Portfolio Management Q & A

Q: How did IDS Life Variable Annuity Fund A perform for the six-month period ended June 30, 2003?

A: IDS Life Variable Annuity Fund A (excluding sales charges and fees) rose 14.94% for the six months ended June 30, 2003. The Fund substantially outperformed the S&P 500 Index, which increased 11.76%.

Q: What factors most affected performance during the semiannual period?

A: The S&P 500 Index gained ground for the six months ended June 30, 2003, driven primarily by positive investor sentiment toward the outlook for the economy amid a coalition military victory in Iraq. Those cyclical sectors expected to benefit most from an upturn in economic growth produced the strongest returns, namely technology and consumer discretionary. Utilities also performed well during the semiannual period. Utilities, which historically provide generous dividend yields, were buoyed by decreasing bond yields and the passage in May 2003 of dividend tax reform.

The Fund benefited most from effective individual stock selection rather than from sector allocation. In fact, relative to the S&P 500 the Fund was significantly underweight both technology and utilities and only moderately overweight consumer discretionary during the semiannual period. However, several of the Fund's largest positions performed well including Cendant, Pfizer, Wyeth, McKesson and Amerisource. Cendant owns real estate, leisure and travel businesses. The remaining names are in the health care sector. Other stocks that boosted Fund performance during the period were diversified among a broad spectrum of sectors. These included media giant AOL Time Warner, fast food restaurant operator McDonald's, technology leader Sun Microsystems and copper mining company Freeport McMoran.

Of course, some stocks in the portfolio disappointed. The government-sponsored enterprise Fannie Mae (Federal National Mortgage Association) declined in value. So, too, did oil service company Transocean. The Fund continued to hold each of these securities, as we look at companies' long-term earnings and growth prospects. The Fund was also negatively affected by not holding the strongly performing technology company Cisco Systems in its portfolio.

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2   IDS LIFE VARIABLE ANNUITY FUND A -- SEMIANNUAL

Q: What changes did you make to the portfolio and how is it currently positioned?

A: The most significant change made to the portfolio during the semiannual period was a shift from a modest underweighting to a moderate overweighting relative to the S&P 500 in the consumer discretionary sector, with a particular emphasis on media companies. Media stocks had performed poorly early in the new year, apparently bottoming about mid-March 2003. Given that this industry tends to lead out of economic recessions, the Fund used this opportunity to buy or increase positions on weakness, identifying several compelling companies selling at bargain prices. The Fund focused on companies with strong brand positions. For example, the Fund added positions in entertainment & publishing company Viacom, broadband cable provider Comcast, ad agency Omnicom and satellite TV provider Echostar. The Fund also established new positions in Disney and newspaper publishers Tribune and Scripps.

The Fund also trimmed shares in stocks that had reached our target price or had appreciated significantly. For example, the Fund's holdings in Cendant, Pfizer, Wyeth, McKesson and McDonald's were reduced.

From a sector perspective, the Fund was most concentrated in health care and industrials for the semiannual period overall, with more moderate overweightings relative to the S&P 500 in energy, materials and consumer discretionary. The Fund was underweight consumer staples, technology, financials, telecommunications and utilities.

Q: How will you manage the Fund in the coming months?

A: During the second quarter, the S&P 500 Index was up 15.39%, marking the largest single quarter gain for the Index in four years, a pace that is likely not sustainable. Investors were enthusiastic about the $350 billion U.S. tax cut scheduled to go into effect July 1, an accommodative Federal Reserve Board, and a declining dollar that benefited U.S. companies distributing products and services overseas. The Fund believes that earnings growth estimates have largely been calculated into stock prices already, especially in technology.

Given this view, the Fund remains committed to our bottom-up stock selection process and to a strict buy and sell discipline. We intend to continue selling stocks as their prices increase and to redeploy profits into stocks that we believe are undervalued with the potential for growth. The Fund evaluates stocks based on criteria such as return on capital, profits, cash flow, competitive dynamics, underlying business value, strong management, industry costs, government policy toward a particular sector and perhaps, most importantly, earnings growth rates.

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3   IDS LIFE VARIABLE ANNUITY FUND A -- SEMIANNUAL

The 10 Largest Holdings
                                   Percent                     Value
                              (of net assets)         (as of June 30, 2003)
Pfizer                             6.8%                    $15,756,809
Citigroup                          4.0                       9,184,880
Wyeth                              4.0                       9,132,775
AmerisourceBergen                  3.8                       8,710,360
Microsoft                          3.5                       7,951,905
General Electric                   3.3                       7,514,160
Cardinal Health                    3.0                       6,892,960
ConocoPhillips                     2.9                       6,756,840
Cendant                            2.9                       6,578,712
Procter & Gamble                   2.7                       6,171,256

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(pie chart)

The 10 holdings listed here make up 36.9% of net assets

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4   IDS LIFE VARIABLE ANNUITY FUND A -- SEMIANNUAL

Statement of assets, liabilities and contract owners' equity
IDS Life Variable Annuity Fund A

June 30, 2003 (Unaudited)
Assets
Investments in securities, at value (Note 1)
   (identified cost $208,434,928)                                                                      $228,480,677
Cash in bank on demand deposit                                                                               74,399
Dividends and interest receivable                                                                           218,346
Receivable for investment securities sold                                                                 2,223,127
                                                                                                          ---------
Total assets                                                                                           $230,996,549
                                                                                                       ------------
Liabilities
Payable for contract terminations                                                                      $     69,799
Payable for investment securities purchased                                                                 579,313
Mortality and expense risk assurance fee                                                                     18,948
Investment management services fee                                                                            7,585
                                                                                                              -----
Total liabilities                                                                                      $    675,645
                                                                                                       ------------
Contract owners' equity
Contracts in accumulation period -- 10,521,832 units at $21.39 per unit (Note 5)                       $225,078,780
Contracts in payment period                                                                               5,242,124
                                                                                                          ---------
Total contract owners' equity                                                                           230,320,904
                                                                                                        -----------
Total liabilities and contract owners' equity                                                          $230,996,549
                                                                                                       ------------

See accompanying notes to financial statements.

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5   IDS LIFE VARIABLE ANNUITY FUND A -- SEMIANNUAL

Statement of operations
IDS Life Variable Annuity Fund A

Six months ended June 30, 2003 (Unaudited)
Investment income (loss) -- net
Income:
Dividends                                                                                               $ 1,325,287
Interest                                                                                                     99,744
                                                                                                             ------
Total income                                                                                              1,425,031
                                                                                                          ---------
Expenses:
Mortality and expense risk assurance fee (Note 2)                                                         1,060,067
Investment management services fee (Note 3)                                                                 424,101
                                                                                                            -------
Total expenses                                                                                            1,484,168
                                                                                                          ---------
Investment income (loss) -- net                                                                             (59,137)
                                                                                                            -------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on investments                                                                  (5,538,951)
Net change in unrealized appreciation (depreciation) on investments                                      35,769,314
                                                                                                         ----------
Net gain (loss) on investments                                                                           30,230,363
                                                                                                         ----------
Net increase (decrease) in contract owners' equity from
operations                                                                                              $30,171,226
                                                                                                        -----------

See accompanying notes to financial statements.

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6   IDS LIFE VARIABLE ANNUITY FUND A -- SEMIANNUAL

Statements of changes in contract owners' equity
IDS Life Variable Annuity Fund A

                                                                                Six months ended      Year ended
                                                                                  June 30, 2003      Dec. 31, 2002
                                                                                   (Unaudited)
Operations
Investment income (loss) -- net                                                   $    (59,137)   $    (368,482)
Net realized gain (loss) on investments                                             (5,538,951)     (21,116,599)
Net change in unrealized appreciation (depreciation) on investments                 35,769,314      (52,237,449)
                                                                                    ----------      -----------
Net increase (decrease) in contract owners' equity from operations                  30,171,226      (73,722,530)
                                                                                    ----------      -----------
Contract transactions
Net contract purchase payments (Note 2)                                                427,408        1,090,246
Repayment of temporary withdrawals                                                          68            9,135
Net transfers from (to) fixed annuities                                             (3,310,003)      (9,603,120)
Actuarial adjustment for mortality assurance on annuities in payment period                 --        1,018,970
Contract termination payments and temporary withdrawals                             (9,321,550)     (22,329,946)
Annuity payments                                                                      (296,922)        (679,180)
                                                                                      --------         --------
Net increase (decrease) from contract transactions                                 (12,500,999)     (30,493,895)
                                                                                   -----------      -----------
Net increase (decrease) in contract owners' equity                                  17,670,227     (104,216,425)
Contract owners' equity at beginning of period                                     212,650,677      316,867,102
                                                                                   -----------      -----------
Contract owners' equity at end of period                                          $230,320,904    $ 212,650,677
                                                                                  ------------    -------------

See accompanying notes to financial statements.

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7   IDS LIFE VARIABLE ANNUITY FUND A -- SEMIANNUAL

Notes to Financial Statements

IDS Life Variable Annuity Fund A
(Unaudited as to June 30, 2003)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

IDS Life Variable Annuity Fund A (the Fund) is organized as a segregated asset account of IDS Life Insurance Company (IDS Life) under Minnesota law and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund's assets are held for the exclusive benefit of its variable annuity contract owners and are not chargeable with any liabilities arising from the other business activities of IDS Life. The significant accounting policies followed by the Fund are summarized as follows:

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the year. Actual results could differ from those estimates.

Investments in securities

Securities traded on national securities exchanges are valued at the last quoted sales price on the principal exchange on which traded. Securities traded in the over-the-counter market are valued at the mean of the last quoted bid and asked price. Short-term securities that mature in 60 days or less are valued at amortized cost. Those maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Short-term securities originally purchased with maturities of more than 60 days but which currently mature in 60 days or less are valued on an amortized cost basis using the market value or approximate market value on the 61st day before maturity. Bonds and other securities are valued at fair value as determined by the Board of Managers when market quotations are not readily available. Determination of fair value involves, among other things, references to market indexes, matrices and data from independent brokers.

Security transactions are accounted for on the date the securities are purchased and sold. Dividend income is recorded on the ex-dividend date.

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8   IDS LIFE VARIABLE ANNUITY FUND A -- SEMIANNUAL

Option contracts

To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Fund may buy and sell put and call options and write covered call options on portfolio securities. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

During the six months ended June 30, 2003, the Fund did not buy or sell any put or call options or write any covered call or put options. There were no option contracts outstanding as of June 30, 2003.

Futures contracts

To gain exposure to or protect itself from market changes, the Fund may buy and sell stock index futures contracts and related options. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with the changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

During the six months ended June 30, 2003, the Fund did not buy or sell stock index futures contracts and related options. There were no stock index futures contracts outstanding as of June 30, 2003.

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9   IDS LIFE VARIABLE ANNUITY FUND A -- SEMIANNUAL

Foreign currency translations and foreign currency contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. It is not practicable to identify that portion of realized and unrealized gain or loss arising from changes in the exchange rates from the portion arising from changes in the market value of investments.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations.

There were no forward foreign currency exchange contracts outstanding as of June 30, 2003.

Variable payout

Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 5% unless the annuitant elects otherwise, in which case the rate would be 3.5%, as regulated by the laws of the respective states. The mortality risk is fully borne by IDS Life Insurance Company and may result in additional amounts being transferred into the variable annuity account by IDS Life Insurance Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

Federal income taxes

IDS Life is taxed as a life insurance company. The Fund is treated as part of IDS Life for federal income tax purposes. Under current federal income tax law, no taxes are payable with respect to any income of the Fund.

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10   IDS LIFE VARIABLE ANNUITY FUND A -- SEMIANNUAL

2. MORTALITY AND EXPENSE RISK ASSURANCE FEE AND SALES CHARGES

IDS Life makes contractual assurances to the Fund that possible future adverse changes in administrative expenses and mortality experience of the annuitants and beneficiaries will not affect the Fund. The mortality and expense risk assurance fee paid to IDS Life is computed daily and is equal on an annual basis to 1% of the average daily net assets of the Fund.

Charges by IDS Life for its sales and administrative services applicable to the variable annuity contracts amounted to $17,805 for the six months ended June 30, 2003 and $45,869 for the year ended Dec. 31, 2002. Such charges are not an expense of the Fund. They are deducted from contract purchase payments and are not included in the net contract purchase payments to the Fund.

3. INVESTMENT MANAGEMENT SERVICES AGREEMENT

The Fund has an agreement with American Express Financial Corporation (AEFC) to manage its portfolio. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is computed daily and is equal on an annual basis to 0.40% of the average daily net assets of the Fund.

In addition to paying its own management fee, the Fund also pays all brokerage clearing fees and charges in the purchase and sale of assets. Brokerage charges are paid to AEFC for reimbursement of charges incurred in the purchase and sale of foreign securities.

4. SECURITY TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $102,027,775 and $126,959,832, respectively, for the six months ended June 30, 2003. Net realized gains and losses on investments are determined on an identified cost basis.

Brokerage clearing fees paid to brokers affiliated with AEFC were $390 for the six months ended June 30, 2003.

5. ACCUMULATION UNITS

The changes in number of outstanding units applicable to contracts in the accumulation period were as follows:

                                                                         Six months ended          Year ended
                                                                           June 30, 2003          Dec. 31, 2002
Units outstanding at beginning of period                                   11,166,900            12,676,242
Additions for contract purchase payments and repayments                        22,179                52,664
Net transfers from (to) fixed annuities                                      (182,289)             (484,776)
Deductions for contract terminations and withdrawals                         (484,958)           (1,077,230)
                                                                             --------            ----------
Units outstanding at end of period                                         10,521,832            11,166,900
                                                                           ----------            ----------

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11   IDS LIFE VARIABLE ANNUITY FUND A -- SEMIANNUAL

6. FINANCIAL HIGHLIGHTS

The table below shows certain important financial information for evaluating the Fund's results.

Fiscal period ended Dec. 31,                                          2003(e)        2002         2001         2000         1999
Accumulation unit value at beginning of period                       $18.61        $24.54       $30.54       $32.26       $24.53
Income from investment operations(a):
Net investment income (loss)                                           (.01)         (.03)        (.10)        (.20)        (.20)
Net gains (losses) (both realized and unrealized)                      2.79         (5.90)       (5.90)       (1.52)        7.93
Total from investment operations                                       2.78         (5.93)       (6.00)       (1.72)        7.73
Accumulation unit value at end of period                             $21.39        $18.61       $24.54       $30.54       $32.26
Total return(b)                                                      14.94%(d)    (24.16%)     (19.65%)      (5.33%)      31.51%

Ratios/supplemental data
Total contract owners' equity at end of period (000 omitted)       $230,321      $212,651     $316,867     $429,472     $493,966
Ratio of operating expenses to average daily net assets               1.40%(c)      1.40%        1.40%        1.40%        1.40%
Ratio of net investment income (loss) to average daily net assets     (.06%)(c)     (.14%)       (.39%)       (.59%)       (.71%)
Portfolio turnover rate                                                 51%          195%          76%          85%           5%
Notes to financial highlights

(a) Per accumulation unit value amounts have been calculated using average accumulation units values outstanding method.

(b)  Total return does not reflect payment of a sales charge.

(c)  Adjusted to an annual basis.

(d)  Not annualized.

(e)  Six months ended June 30, 2003 (Unaudited).

The foregoing table pertains to accumulation units only. There are two kinds of units. As long as contract owners are paying into the Fund they are called "accumulation" units. When contract owners begin to receive the annuity, they change to "annuity" units.

The value of an annuity unit (assuming a 3.5% investment rate) was $6.40 as of June 30, 2003, $5.66 as of Dec. 31, 2002, $7.73 as of Dec. 31, 2001, $9.95 as of
Dec. 31, 2000 and $10.88 as of Dec. 31, 1999. The value of an annuity unit (assuming a 5% investment rate) was $3.84 as of June 30, 2003, $3.43 as of Dec. 31, 2002, $4.75 as of Dec. 31, 2001, $6.20 as of Dec. 31, 2000 and $6.88 as of
Dec. 31, 1999.

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12   IDS LIFE VARIABLE ANNUITY FUND A -- SEMIANNUAL

Investments in Securities
IDS Life Variable Annuity Fund A

June 30, 2003 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (90.2%)
Issuer                                Shares                      Value(a)

Aerospace & defense (2.3%)
Boeing                                27,400                      $940,368
Lockheed Martin                       23,900                     1,136,923
Rockwell Automation                   34,800                       829,632
United Technologies                   33,100                     2,344,473
Total                                                            5,251,396

Banks and savings & loans (0.5%)
U.S. Bancorp                          49,400                     1,210,300

Beverages & tobacco (5.1%)
Altria Group                         112,800                     5,125,632
Anheuser-Busch                        22,200                     1,133,310
PepsiCo                              125,000                     5,562,500
Total                                                           11,821,442

Chemicals (1.9%)
Dow Chemical                          80,800                     2,501,568
Lyondell Chemical                     91,900                     1,243,407
Praxair                               10,300                       619,030
Total                                                            4,364,005

Communications equipment & services (0.5%)
EchoStar Communications Cl A          34,600(b)                  1,197,852

Computer software & services (3.5%)
Microsoft                            310,500                     7,951,905

Computers & office equipment (4.3%)
Affiliated Computer Services Cl A     24,200(b)                  1,106,666
Dell Computer                         71,600(b)                  2,288,336
First Data                            81,600                     3,381,504
Sun Microsystems                     688,700(b)                  3,168,020
Total                                                            9,944,526

Electronics (2.0%)
Analog Devices                        19,400(b)                    675,508
Intel                                120,400                     2,502,394
Taiwan Semiconductor
  Mfg ADR                            147,800(c)                  1,489,824
Total                                                            4,667,726

Energy (5.5%)
ConocoPhillips                       123,300                     6,756,840
Exxon Mobil                          149,900                     5,382,909
FirstEnergy                           16,000                       615,200
Total                                                           12,754,949

Energy equipment & services (2.3%)
Schlumberger                          45,300                     2,154,921
Transocean                           145,800                     3,203,226
Total                                                            5,358,147

Financial services (7.8%)
Capital One Financial                 11,600                       570,488
Citigroup                            214,600                     9,184,880
Fannie Mae                            78,200                     5,273,808
MBNA                                  38,200                       796,088
Merrill Lynch                         30,900                     1,442,412
Morgan Stanley                        16,900                       722,475
Total                                                           17,990,151

Health care (12.9%)
Amgen                                 34,300(b)                  2,297,414
Boston Scientific                     15,400(b)                    940,940
Medtronic                             35,700                     1,712,529
Pfizer                               461,400                    15,756,809
Wyeth                                200,500                     9,132,775
Total                                                           29,840,467

Health care services (7.5%)
AmerisourceBergen                    125,600                     8,710,360
Cardinal Health                      107,200                     6,892,960
McKesson                              45,200                     1,615,448
Total                                                           17,218,768

Household products (4.7%)
Avon Products                         35,400                     2,201,880
Kimberly-Clark                        45,200                     2,356,728
Procter & Gamble                      69,200                     6,171,256
Total                                                           10,729,864

See accompanying notes to investments in securities.

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13   IDS LIFE VARIABLE ANNUITY FUND A -- SEMIANNUAL

Issuer                                Shares                      Value(a)

Industrial equipment & services (1.6%)
Caterpillar                           44,200                    $2,460,172
Illinois Tool Works                   18,300                     1,205,055
Total                                                            3,665,227

Insurance (2.5%)
ACE                                   14,200(c)                    486,918
American Intl Group                   55,600                     3,068,008
Chubb                                 19,200                     1,152,000
Travelers Property Casualty Cl A      63,900                     1,016,010
Total                                                            5,722,936

Leisure time & entertainment (4.0%)
AOL Time Warner                      187,000(b)                  3,008,830
Mattel                               110,000                     2,081,200
Viacom Cl B                           93,100(b)                  4,064,746
Total                                                            9,154,776

Media (4.2%)
Comcast Cl A                          63,547(b)                  1,917,848
Comcast Special Cl A                  64,600(b)                  1,862,418
Disney (Walt)                        122,000                     2,409,500
Omnicom Group                         20,000                     1,434,000
Scripps (EW) Cl A                      9,050                       802,916
Tribune                               23,700                     1,144,710
Total                                                            9,571,392

Metals (1.4%)
Freeport-McMoRan
   Copper & Gold Cl B                101,100                     2,476,950
Inco                                  32,000(b,c)                  676,480
Total                                                            3,153,430

Multi-industry conglomerates (7.1%)
American Standard                     15,400(b)                  1,138,522
Cendant                              359,100(b)                  6,578,712
General Electric                     262,000                     7,514,160
Grainger (WW)                         12,000                       561,120
Tyco Intl                             33,100(c)                    628,238
Total                                                           16,420,752

Restaurants & lodging (0.9%)
McDonald's                            89,800                     1,980,988

Retail (6.1%)
Best Buy                              33,700(b)                  1,480,104
Circuit City Stores                   92,900                       817,520
Dollar General                        61,600                     1,124,816
Home Depot                           161,000                     5,332,320
Kroger                                71,600(b)                  1,194,288
Target                                16,100                       609,224
Wal-Mart Stores                       63,400                     3,402,678
Total                                                           13,960,950

Transportation (0.9%)
Expeditors Intl of Washington         29,200                     1,011,488
United Parcel Service Cl B            17,900                     1,140,230
Total                                                            2,151,718

Utilities -- telephone (0.8%)
BellSouth                             66,600                     1,773,558

Total common stocks
(Cost: $187,903,154)                                          $207,857,225

Bond (0.1%)
Issuer             Coupon             Principal                   Value(a)
                    rate               amount

Government obligation & agency
U.S. Treasury
  05-15-16          7.25%           $250,000                      $332,481

Total bond
(Cost: $240,313)                                                  $332,481

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
14   IDS LIFE VARIABLE ANNUITY FUND A -- SEMIANNUAL

Short-term securities (8.8%)

Issuer                Annualized               Amount              Value(a)
                     yield on date           payable at
                      of purchase             maturity

U.S. government agencies (7.8%)
Federal Home Loan Bank Disc Nt
  08-01-03                1.14%               $900,000            $899,103
Federal Natl Mtge Assn Disc Nts
  07-02-03                1.15               2,400,000           2,399,847
  07-02-03                1.18                 900,000             899,946
  07-09-03                1.16               4,700,000           4,698,737
  07-25-03                0.95               5,000,000           4,996,701
  07-28-03                0.95               4,100,000           4,096,971
Total                                                           17,991,305

Short-term securities (continued)
Issuer                Annualized               Amount              Value(a)
                     yield on date           payable at
                      of purchase             maturity

Commercial paper (1.0%)
Greyhawk Funding
  07-10-03                1.25%               $800,000(d)         $799,722
Variable Funding Capital
  07-01-03                1.35               1,500,000(d)        1,499,944
Total                                                            2,299,666

Total short-term securities
(Cost: $20,291,461)                                            $20,290,971

Total investments in securities
(Cost: $208,434,928)(e)                                       $228,480,677

 Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of June 30, 2003, the value of foreign securities represented 1.4% of net assets.

(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(e) At June 30, 2003, the cost of securities for federal income tax purposes was $208,434,928 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                   $23,444,049
     Unrealized depreciation                                    (3,398,300)
                                                                ----------
     Net unrealized appreciation                               $20,045,749
                                                               -----------

--------------------------------------------------------------------------------
15   IDS LIFE VARIABLE ANNUITY FUND A -- SEMIANNUAL

IDS Life Insurance Company
70100 AXP Financial Center
Minneapolis, MN 55474

americanexpress.com

--------------------------------------------------------------------------------
(logo)
AMERICAN
 EXPRESS
--------------------------------------------------------------------------------

                                                                 S-6445 U (8/03)

Item 2. Code of Ethics. Not applicable pursuant to SEC Release No. IC-25914 (January 27, 2003).

Item 3. Audit Committee Financial Expert. Not applicable pursuant to SEC Release No. IC-25914 (January 27, 2003).

Item 4. Principal Accountant Fees and Services. Not applicable pursuant to SEC Release No. IC-25915 (January 28, 2003).

Items 5-6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8.    [Reserved]

Item 9.    Controls and Procedures.

           (a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

           (b) At the date of filing this Form N-CSR, the registrant's Principal Executive Officer and Principal Financial Officer are aware of no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10.   Exhibits.

           (a) Not applicable pursuant to SEC Release No. IC-25914 (January 27, 2003).

           (b) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by
           Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                  IDS Life Variable Annuity Fund A


By                        /s/ Timothy V. Bechtold
                          -----------------------
                              Timothy V. Bechtold
                              President and Principal Executive Officer

Date                          Aug. 27, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Timothy V. Bechtold
                          -----------------------
                              Timothy V. Bechtold
                              President and Principal Executive Officer

Date                          Aug. 27, 2003


By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          Aug. 27, 2003